Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

October 30, 2015	Brian D. McCabe
T +1 617 951 7801
F +1 617 235 0425
brian.mccabe@ropegray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-1090

Ladies and Gentlemen:

On behalf of John Hancock Investment Trust (the “Trust”), we are today filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the registration of shares of John Hancock Large Cap Equity Fund, a series of the Trust, in connection with the reorganization of Fundamental Large Cap Core Fund, a series of John Hancock Funds II. The Registration Statement was filed with the SEC on September 23, 2015, accession no. 0001133228-15-004886.

The Amendment is proposed to become effective immediately upon filing pursuant to Rule 485(b) under the 1933 Act.

No fees are required in connection with this filing. Please direct any questions concerning this filing to me at (617) 951-7801.

Regards,

/s/ BRIAN D. MCCABE

Brian D. McCabe